Share Based Payment Arrangements - Summary of Changes to Outstanding PSUs (Details) - Performance Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year | shares	147
Number of equity instruments, Granted | shares	78	145
Number of equity instruments, Reinvested | shares	3	2
Number of equity instruments, Forfeited | shares	(2)
Number of equity instruments, Balance, end of year | shares	226	147
Weighted average grant date fair value, Balance, beginning of year | $	$ 32.41
Weighted average grant date fair value, Granted | $	89.64	$ 32.41
Weighted average grant date fair value, Reinvested | $	45.64	32.41
Weighted average grant date fair value, Forfeited | $	41.65
Weighted average grant date fair value, Balance, end of year | $	$ 52.25	$ 32.41